American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2021

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.2%
Focused Dynamic Growth Fund G Class	891,088	58,392,972
NT Disciplined Growth Fund G Class	1,372,809	24,792,939
NT Equity Growth Fund G Class	6,204,313	85,681,569
NT Focused Large Cap Value Fund G Class	15,360,169	206,287,073
NT Growth Fund G Class	4,864,963	125,661,988
NT Heritage Fund G Class	5,953,160	108,109,388
NT Mid Cap Value Fund G Class	8,599,103	130,620,378
Small Cap Growth Fund G Class	910,001	26,872,343
Small Cap Value Fund G Class	2,343,461	27,090,413
Sustainable Equity Fund G Class	3,291,354	159,762,347
		953,271,410
International Equity Funds — 21.6%
Non-U.S. Intrinsic Value Fund G Class	5,140,283	54,127,176
NT Emerging Markets Fund G Class	6,526,563	96,593,139
NT Global Real Estate Fund G Class	3,028,357	41,306,792
NT International Growth Fund G Class	7,049,939	111,459,532
NT International Small-Mid Cap Fund G Class	2,557,343	41,838,128
NT International Value Fund G Class	6,029,069	63,968,421
		409,293,188
Domestic Fixed Income Funds — 20.4%
Inflation-Adjusted Bond Fund G Class	4,162,726	54,781,479
NT Diversified Bond Fund G Class	23,648,179	265,569,047
NT High Income Fund G Class	6,767,091	67,603,239
		387,953,765
International Fixed Income Funds — 7.8%
Emerging Markets Debt Fund G Class	3,912,961	40,968,698
Global Bond Fund G Class	10,150,005	106,372,048
		147,340,746
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,356,033,714)		1,897,859,109
OTHER ASSETS AND LIABILITIES†		(1,135)
TOTAL NET ASSETS — 100.0%		$1,897,857,974

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$59,246	$1,659	$2,766	$254	$58,393	891	$3,041	—
NT Disciplined Growth Fund	23,892	541	808	1,168	24,793	1,373	159	—
NT Equity Growth Fund	85,538	2,461	4,712	2,395	85,682	6,204	1,139	$299
NT Focused Large Cap Value Fund	205,098	7,217	7,195	1,167	206,287	15,360	956	1,161
NT Growth Fund	123,448	3,483	5,533	4,264	125,662	4,865	3,857	—
NT Heritage Fund	106,942	2,926	4,246	2,487	108,109	5,953	1,091	—
NT Mid Cap Value Fund	129,150	4,401	4,913	1,982	130,620	8,599	394	745
Small Cap Growth Fund	25,689	562	699	1,320	26,872	910	103	—
Small Cap Value Fund	27,350	793	1,190	137	27,090	2,343	471	94
Sustainable Equity Fund	157,373	4,666	9,002	6,726	159,763	3,291	3,228	—
Non-U.S. Intrinsic Value Fund	52,658	1,443	1,215	1,241	54,127	5,140	46	—
NT Emerging Markets Fund	93,862	5,425	2,322	(372)	96,593	6,527	(53)	—
NT Global Real Estate Fund	42,198	1,159	2,600	550	41,307	3,028	934	—
NT International Growth Fund	112,577	4,079	6,006	810	111,460	7,050	2,806	—
NT International Small-Mid Cap Fund	43,283	551	2,528	532	41,838	2,557	1,554	—
NT International Value Fund	64,957	1,381	1,863	(507)	63,968	6,029	151	—
Inflation-Adjusted Bond Fund	53,362	1,494	362	288	54,782	4,163	—	—
NT Diversified Bond Fund	272,059	11,086	14,325	(3,251)	265,569	23,648	(313)	1,241
NT High Income Fund	66,653	2,703	1,216	(537)	67,603	6,767	(8)	934
Emerging Markets Debt Fund	38,910	2,575	—	(516)	40,969	3,913	—	457
Global Bond Fund	107,776	3,502	2,980	(1,926)	106,372	10,150	(30)	512
	$1,892,021	$64,107	$76,481	$18,212	$1,897,859	128,761	$19,526	$5,443
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.